Shareholders Equity (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2022	Feb. 28, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jul. 22, 2021	Jul. 21, 2021	Sep. 12, 2020	Sep. 11, 2020
Common stock, shares authorized			500,000,000	500,000,000
Remaining ordinary shares to be issued			2,857
Description of dividend shares	the Company consolidated its ordinary share at a ratio of one-for-twenty-five. On September 25, 2023, the Company consolidated its ordinary shares at a ratio of one-for-eight and, immediately following the share consolidation, the authorized share capital of the Company be increased from $2.5 million divided into 12.5 million ordinary shares of $0.20 par value each to $100 million divided into 500 million ordinary shares of $0.20 par value each, by creation of an additional 487.5 million ordinary shares of $0.20 par value each
Common stock, shares issued			474,137
Ordinary shares, par value (in dollars per share)				$ 0.38		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Statutory reserve			$ 700,000	$ 1,200,000
Share-based compensation expense					$ 805,410
Redemption of convertible notes			$ 1,100,000
Shares issued under Share incentive plan			1,168,000
Percentage of shares issued under share incentive plan			10.00%
Vesting percentage			20.00%
Shares Vested under Share incentive plan					596,600
Remaining ordinary shares available Share incentive plan	22,856			571,400
Statutory surplus reserve			10.00%
Price per share			$ 0.38	$ 0.20
Ordinary share issued			30,000,000
Proceeds from issuance of stock		$ 6,000,000	$ 8,000,000
Share consolidation description			the issuance of 21,052,632 ordinary shares was retrospectively adjusted to 2,631,579 ordinary shares	the issuance of 30 million ordinary shares was first retrospectively adjusted to 1.2 million ordinary shares and then 150,000 ordinary shares
Common stock, shares authorized
Common stock, shares authorized						600,000,000	200,000,000	200,000,000	20,000,000
Farmmi Inc.
Ownership in subsidiary				50.00%